Derivative Financial Instruments and Hedge Accounting_Detailed Information About Held For Trading Instruments And Hedging Instruments(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		₩ 376,249,136	₩ 324,786,195
Assets		1,915,532	2,998,042
Liabilities		2,724,994	3,054,614
Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		5,543,273	5,788,462
Assets		64,856	156,775
Liabilities		120,582	50,904
Changes in the fair value		(144,541)
Cash flow hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		6,442,788	4,790,448
Assets		40,650	133,393
Liabilities		53,259	37,247
Changes in the fair value		(23,022)
Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		620,415
Assets		4,924
Liabilities		91,521
Changes in the fair value		(25,198)
Interest rate | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		241,335,361	208,517,618
Assets		581,933	577,226
Liabilities		807,215	634,676
Forwards | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		570,000
Assets		0
Liabilities		55,056
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	4,269,407	4,770,568
Assets	[1]	1,124	4,952
Liabilities	[1]	3,852	528
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		219,558,592	190,186,189
Assets		421,591	434,316
Liabilities		471,915	399,674
Swaps | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		3,845,555	2,919,935
Assets		58,933	47,856
Liabilities		88,017	49,962
Changes in the fair value		(37,638)
Swaps | Cash flow hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		4,142,336	2,393,491
Assets		17,891	15,796
Liabilities		12,766	3,905
Changes in the fair value		(6,364)
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		16,937,362	13,560,861
Assets		159,218	137,958
Liabilities		276,392	234,474
Currency | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		113,316,267	95,396,090
Assets		1,099,352	2,113,148
Liabilities		1,014,359	2,001,547
Forwards | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		74,189,998	64,308,472
Assets		622,745	1,261,491
Liabilities		548,127	1,233,633
Forwards | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		1,697,718	2,818,527
Assets		5,923	108,144
Liabilities		32,565	872
Changes in the fair value		(106,903)
Forwards | Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		530,967	484,033
Assets		4,924	21,956
Liabilities		2,412	0
Changes in the fair value		(21,877)
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	602,805	622,711
Assets	[1]	37	52
Liabilities	[1]	240	1,163
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		36,073,995	29,769,290
Assets		470,499	847,506
Liabilities		452,390	759,757
Swaps | Cash flow hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,300,452	2,396,957
Assets		22,759	117,597
Liabilities		40,493	33,342
Changes in the fair value		(16,658)
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,449,469	695,617
Assets		6,071	4,099
Liabilities		13,602	6,994
Stock and index | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		14,789,284	13,045,256
Assets		158,445	232,743
Liabilities		796,181	372,570
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	1,155,861	1,013,846
Assets	[1]	4,902	3,599
Liabilities	[1]	10,820	1,132
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		8,190,648	5,623,391
Assets		82,803	112,929
Liabilities		321,135	96,894
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		5,442,775	6,408,019
Assets		70,740	116,215
Liabilities		464,226	274,544
Credit | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		4,300,208	5,799,606
Assets		32,711	42,000
Liabilities		25,047	36,963
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		4,300,208	5,799,606
Assets		32,711	42,000
Liabilities		25,047	36,963
Commodity | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		146,189	72,044
Assets		2,352	4,334
Liabilities		3,327	137
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	5,807	4,791
Assets	[1]	150	112
Liabilities	[1]	128	19
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		140,382	67,008
Assets		2,202	4,221
Liabilities		3,199	118
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		0	245
Assets		0	1
Liabilities		0	0
Other | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,361,827	1,955,581
Assets		40,739	28,591
Liabilities		78,865	8,721
Other | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount			50,000
Assets			775
Liabilities			₩ 70
Financial debentures in foreign currencies | Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		89,448
Assets		0
Liabilities		89,109
Changes in the fair value		₩ (3,321)

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.